Property, plant and equipment - Summary of Exploration Drilling Costs Capitalised for Periods Greater Than One Year (Details) $ in Millions	Dec. 31, 2022 USD ($) well project
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	25
Projects, value	$ 1,812
Wells, number | well	77
Wells, value	$ 1,812
Between 1 and 5 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	11
Projects, value	$ 819
Wells, number | well	24
Wells, value	$ 549
Between 6 and 10 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	9
Projects, value	$ 797
Wells, number | well	32
Wells, value	$ 848
Between 11 and 15 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	1
Projects, value	$ 3
Wells, number | well	10
Wells, value	$ 210
Between 16 and 20 years
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
Projects, number | project	4
Projects, value	$ 193
Wells, number | well	11
Wells, value	$ 205